Supplemental Guarantor Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Guarantor Condensed Consolidating Financial Statements

11. Supplemental Guarantor Condensed Consolidating Financial Statements:

SunGard’s senior unsecured notes are jointly and severally, fully and unconditionally guaranteed on a senior unsecured basis and the senior subordinated notes are jointly and severally, fully and unconditionally guaranteed on an unsecured senior subordinated basis, in each case, subject to certain exceptions, by substantially all wholly owned, domestic subsidiaries of SunGard (collectively, the “Guarantors”). Each of the Guarantors is 100% owned, directly or indirectly, by SunGard. None of the other subsidiaries of SunGard, either direct or indirect, nor any of the Holding Companies, guarantee the senior notes and senior subordinated notes (“Non-Guarantors”). The Guarantors and SunGard Holdco LLC also unconditionally guarantee the senior secured credit facilities. The Guarantors are subject to release under certain circumstances as described below.

The indentures evidencing the guarantees provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including upon the earliest to occur of:

•	The sale, exchange or transfer of the subsidiary’s capital stock or all or substantially all of its assets;

•	Designation of the Guarantor as an “unrestricted subsidiary” for purposes of the indenture covenants;

•	Release or discharge of the Guarantor’s guarantee of certain other indebtedness; or

•	Legal defeasance or covenant defeasance of the indenture obligations when provision has been made for them to be fully satisfied.

The following tables present the financial position, results of operations and cash flows of SunGard (referred to as “Parent Company” for purposes of this note only), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and Eliminations as of December 31, 2012 and March 31, 2013, and for the three month periods ended March 31, 2012 and 2013 to arrive at the information for SunGard on a consolidated basis.

(in millions)	Supplemental Condensed Consolidating Balance Sheet December 31, 2012
	Parent Company	Guarantor Subsidiaries		Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$220	$(3)		$329	$—	$546
Intercompany balances	—	2,457		742	(3,199)	—
Trade receivables, net	3	566	(a)	331	—	900
Prepaid expenses, taxes and other current assets	1,312	70		89	(1,241)	230

Total current assets	1,535	3,090		1,491	(4,440)	1,676
Property and equipment, net	—	574		300	—	874
Intangible assets, net	112	2,413		404	—	2,929
Deferred income taxes	39	—		—	(39)	—
Intercompany balances	254	7		76	(337)	—
Goodwill	—	3,470		1,069	—	4,539
Investment in subsidiaries	8,620	2,101		—	(10,721)	—

Total Assets	$10,560	$11,655		$3,340	$(15,537)	$10,018

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$57	$—		$6	$—	$63
Intercompany balances	3,199	—		—	(3,199)	—
Accounts payable and other current liabilities	70	1,983		632	(1,241)	1,444

Total current liabilities	3,326	1,983		638	(4,440)	1,507
Long-term debt	6,343	2		254	—	6,599
Intercompany debt	83	—		254	(337)	—
Deferred and other income taxes	92	1,000		67	(39)	1,120
Other long-term liabilities	—	50		26	—	76

Total liabilities	9,844	3,035		1,239	(4,816)	9,302

Total stockholder’s equity	716	8,620		2,101	(10,721)	716

Total Liabilities and Stockholder’s Equity	$10,560	$11,655		$3,340	$(15,537)	$10,018

(a)	This balance is primarily comprised of a receivable from the Company’s AR Financing LLC subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $250 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.

(in millions)	Supplemental Condensed Consolidating Balance Sheet March 31, 2013
	Parent Company	Guarantor Subsidiaries		Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$173	$(2)		$366	$—	$537
Intercompany balances	—	2,588		704	(3,292)	—
Trade receivables, net	7	515	(b)	243	—	765
Prepaid expenses, taxes and other current assets	1,361	81		112	(1,301)	253

Total current assets	1,541	3,182		1,425	(4,593)	1,555
Property and equipment, net	—	555		280	—	835
Intangible assets, net	116	2,347		380	—	2,843
Deferred income taxes	37	—		—	(37)	—
Intercompany balances	248	6		77	(331)	—
Goodwill	—	3,468		1,037	—	4,505
Investment in subsidiaries	8,607	2,056		—	(10,663)	—

Total Assets	$10,549	$11,614		$3,199	$(15,624)	$9,738

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$434	$—		$7	$—	$441
Intercompany balances	3,292	—		—	(3,292)	—
Accounts payable and other current liabilities	103	1,984		595	(1,301)	1,381

Total current liabilities	3,829	1,984		602	(4,593)	1,822
Long-term debt	5,915	2		204	—	6,121
Intercompany debt	83	—		248	(331)	—
Deferred and other income taxes	91	978		55	(37)	1,087
Other liabilities	—	43		34	—	77

Total liabilities	9,918	3,007		1,143	(4,961)	9,107

Total stockholder’s equity	631	8,607		2,056	(10,663)	631

Total Liabilities and Stockholder’s Equity	$10,549	$11,614		$3,199	$(15,624)	$9,738

(b)	This balance is primarily comprised of a receivable from the Company’s AR Financing LLC subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.

(in millions)	Supplemental Condensed Consolidating Schedule of Comprehensive Income Three Months Ended March 31, 2012
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$713	$398	$(87)	$1,024

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	25	534	328	(87)	800
Depreciation and amortization	—	48	23	—	71
Amortization of acquisition-related intangible assets	—	84	17	—	101

Total costs and expenses	25	666	368	(87)	972

Operating income (loss)	(25)	47	30	—	52
Net interest income (expense)	(114)	—	(8)	—	(122)
Equity in earnings of unconsolidated subsidiaries (c)	160	27	—	(187)	—
Other income (expense)	(15)	—	2		(13)

Income (loss) from continuing operations before income taxes	6	74	24	(187)	(83)
Benefit from (provision for) income taxes	10	(3)	—	—	7

Income (loss) from continuing operations	16	71	24	(187)	(76)
Income (loss) from discontinued operations, net of tax	219	89	3	—	311

Net income (loss)	235	160	27	(187)	235

Comprehensive income (loss)	$271	$185	$49	$(234)	$271

(c)	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for the three months ended March 31, 2012 has been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees’ income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.

While these revisions have no impact on the previously reported Net Income or total cash flows from operations of the Parent Company or Guarantor Subsidiaries, they resulted in the following changes to previously reported amounts. For the Parent Company in 2012, Equity in earnings of unconsolidated subsidiaries changed from $71 million to $160 million; Income (loss) from continuing operations changed from $(77) million to $16 million; and Income (loss) from discontinued operations, net of tax changed from $312 million to $219 million. For the Guarantor Subsidiaries in 2012, Equity in earnings of unconsolidated subsidiaries changed from $24 million to $27 million; Income (loss) from continuing operations changed from $67 million to $71 million; and Income (loss) from discontinued operations, net of tax changed from $93 million to $89 million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Comprehensive Income or the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.

(in millions)	Supplemental Condensed Consolidating Schedule of Comprehensive Income Three Months Ended March 31, 2013
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$692	$381	$(78)	$995

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	23	509	325	(78)	779
Depreciation and amortization	—	49	24	—	73
Amortization of acquisition-related intangible assets	—	71	16	—	87

Total costs and expenses	23	629	365	(78)	939

Operating income (loss)	(23)	63	16	—	56
Net interest income (expense)	(101)	—	(7)	—	(108)
Equity in earnings of unconsolidated subsidiaries	41	8	—	(49)	—
Other income (expense)	(5)	—	1	—	(4)

Income (loss) from continuing operations before income taxes	(88)	71	10	(49)	(56)
Benefit from (provision for) income taxes	41	(30)	(2)	—	9

Income (loss) from continuing operations	(47)	41	8	(49)	(47)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net income (loss)	(47)	41	8	(49)	(47)

Comprehensive income (loss)	$(91)	$1	$(26)	$25	$(91)

(in millions)	Supplemental Condensed Consolidating Schedule of Cash Flows Three Months Ended March 31, 2012
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$235	$160	$27	$(187)	$235
Income (loss) from discontinued operations	219	89	3	—	311

Income (loss) from continuing operations	16	71	24	(187)	(76)
Non cash adjustments	(75)	94	36	187	242
Changes in operating assets and liabilities	8	(68)	(36)	—	(96)

Cash flow from (used in) continuing operations	(51)	97	24	—	70
Cash flow from (used in) discontinued operations	(2)	—	7	—	5

Cash flow from (used in) operations	(53)	97	31	—	75
Investment activities:
Intercompany transactions (d)	1,828	(24)	(33)	(1,771)	—
Cash paid for acquired businesses, net of cash acquired	—	—	(6)	—	(6)
Cash paid for property and equipment and software	—	(41)	(19)	—	(60)
Other investing activities	1	—	2	—	3

Cash provided by (used in) continuing operations	1,829	(65)	(56)	(1,771)	(63)
Cash provided by (used in) discontinued operations	—	1,740	—	—	1,740

Cash provided by (used in) investment activities	1,829	1,675	(56)	(1,771)	1,677
Financing activities:
Intercompany dividends of HE sale proceeds	—	(1,771)	—	1,771	—
Net repayments of long-term debt	(1,241)	(1)	(2)	—	(1,244)
Premium paid to retire debt	—	—	—	—	—
Dividends paid	—	—	—	—	—
Other financing activities	(10)	—	—	—	(10)

Cash provided by (used in) continuing operations	(1,251)	(1,772)	(2)	1,771	(1,254)
Cash provided by (used in) discontinued operations	—	—	—	—

Cash provided by (used in) financing activities	(1,251)	(1,772)	(2)	1,771	(1,254)
Effect of exchange rate changes on cash	—	—	7	—	7

Increase (decrease) in cash and cash equivalents	525	—	(20)	—	505
Beginning cash and cash equivalents	529	(15)	359	—	873

Ending cash and cash equivalents	$1,054	$(15)	$339	$—	$1,378

(d)	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital, including the cash dividend of $1.8 billion from Guarantor Subsidiaries to Parent in connection with the sale of our Higher Education business.

(in millions)	Supplemental Condensed Consolidating Schedule of Cash Flows Three Months Ended March 31, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(47)	$41	$8	$(49)	$(47)
Income (loss) from discontinued operations	—	—	—	—	—

Income (loss) from continuing operations	(47)	41	8	(49)	(47)
Non cash adjustments	(9)	89	32	49	161
Changes in operating assets and liabilities	(14)	34	45	—	65

Cash flow from (used in) continuing operations	(70)	164	85	—	179
Cash flow from (used in) discontinued operations	—	—	—	—	—

Cash flow from (used in) operations	(70)	164	85	—	179
Investment activities:
Intercompany transactions	108	(121)	35	(22)	—
Cash paid for acquired businesses, net of cash acquired	(1)	—	—	—	(1)
Cash paid for property and equipment and software	—	(32)	(14)	—	(46)
Other investing activities	—	1	—	—	1

Cash provided by (used in) continuing operations	107	(152)	21	(22)	(46)
Cash provided by (used in) discontinued operations	—	—	—	—	—

Cash provided by (used in) investment activities	107	(152)	21	(22)	(46)
Financing activities:
Intercompany dividends of HE sale proceeds	—	—	—	—	—
Intercompany dividends	—	(11)	(11)	22	—
Net repayments of long-term debt	(78)	—	(50)	—	(128)
Premium paid to retire debt	—	—	—	—	—
Dividends paid	(1)	—	—	—	(1)
Other financing activities	(5)	—	—	—	(5)

Cash provided by (used in) continuing operations	(84)	(11)	(61)	22	(134)
Cash provided by (used in) discontinued operations	—	—	—	—

Cash provided by (used in) financing activities	(84)	(11)	(61)	22	(134)
Effect of exchange rate changes on cash	—	—	(8)	—	(8)

Increase (decrease) in cash and cash equivalents	(47)	1	37	—	(9)
Beginning cash and cash equivalents	220	(3)	329	—	546

Ending cash and cash equivalents	$173	$(2)	$366	$—	$537

17. Supplemental Guarantor Condensed Consolidating Financial Statements:

SunGard’s senior unsecured notes are jointly and severally, fully and unconditionally guaranteed on a senior unsecured basis and the senior subordinated notes are jointly and severally, fully and unconditionally guaranteed on an unsecured senior subordinated basis, in each case, subject to certain exceptions, by substantially all wholly owned, domestic subsidiaries of SunGard (collectively, the “Guarantors”). Each of the Guarantors is 100% owned, directly or indirectly, by SunGard. None of the other subsidiaries of SunGard, either direct or indirect, nor any of the Holding Companies, guarantee the senior notes and senior subordinated notes (“Non-Guarantors”). The Guarantors and SunGard Holdco LLC also unconditionally guarantee the senior secured credit facilities, described in Note 5. The Guarantors are subject to release under certain circumstances as described below.

The indentures evidencing the guarantees provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including upon the earliest to occur of:

•	The sale, exchange or transfer of the subsidiary’s capital stock or all or substantially all of its assets;

•	Designation of the Guarantor as an “unrestricted subsidiary” for purposes of the indenture covenants;

•	Release or discharge of the Guarantor’s guarantee of certain other indebtedness; or

•	Legal defeasance or covenant defeasance of the indenture obligations when provision has been made for them to be fully satisfied.

The following tables present the financial position, results of operations and cash flows of SunGard (referred to as “Parent Company” for purposes of this note only), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and Eliminations as of December 31, 2011 and 2012, and for the years ended December 31, 2010, 2011 and 2012 to arrive at the information for SunGard on a consolidated basis.

	Supplemental Condensed Consolidating Balance Sheet
(in millions)	December 31, 2011
	Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$529		$(15)		$353	$—	$867
Intercompany balances (c)	—		4,516		731	(5,247)	—
Trade receivables, net	2		603	(a)	329	—	934
Prepaid expenses, taxes and other current assets	1,090		125		271	(1,156)	330
Assets related to discontinued operations	—		1,315		37	(2)	1,350

Total current assets	1,621		6,544		1,721	(6,405)	3,481
Property and equipment, net	—		588		305	—	893
Intangible assets, net	120		2,701		470	—	3,291
Deferred income taxes	34		—		—	(34)	—
Intercompany balances	250		1		—	(251)	—
Goodwill	—		3,784		1,101	—	4,885
Investment in subsidiaries	12,673		2,253		—	(14,926)	—

Total Assets	$14,698		$15,871		$3,597	$(21,616)	$12,550

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$—		$3		$7	$—	$10
Intercompany balances (c)	5,247		—		—	(5,247)	—
Accounts payable and other current liabilities	296		1,821		860	(1,156)	1,821
Liabilities related to discontinued operations	—		219		27	—	246

Total current liabilities	5,543		2,043		894	(6,403)	2,077
Long-term debt	7,612		2		205	—	7,819
Intercompany debt	82		19		267	(368)	—
Deferred and other income taxes	—	(b)	1,085		66	(34)	1,117
Other long-term liabilities	—		49		27	—	76

Total liabilities	13,237		3,198		1,459	(6,805)	11,089

Total stockholder’s equity	1,461		12,673		2,138	(14,811)	1,461

Total Liabilities and Stockholder’s Equity	$14,698		$15,871		$3,597	$(21,616)	$12,550

(a)	This balance is primarily comprised of a receivable from the Company’s Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
(b)	During 2012, the Company identified that it had misclassified a deferred tax liability of $371 million between Parent (SunGard) and a guarantor subsidiary. The Company assessed the materiality of the misclassification and concluded it was immaterial. The December 31, 2011 presentation has been revised herein to reflect the correct presentation. The misclassification had no impact on the consolidated financial statements.
(c)	Certain intercompany balances have been revised to reclassify amounts previously presented as negative assets as liabilities within the Parent Company and Non-Guarantor Subsidiaries. The impact to the Parent Company was to reclassify a negative balance of $5,247 million from Current Assets to Current Liabilities. The impact to the Non-Guarantor Subsidiaries was to reclassify a negative balance of $251 million from Long Term Assets to Long Term Liabilities. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Balance Sheet for any period.

	Supplemental Condensed Consolidating Balance Sheet
(in millions)	December 31, 2012
	Parent Company	Guarantor Subsidiaries		Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$220	$(3)		$329	$—	$546
Intercompany balances	—	2,457		742	(3,199)	—
Trade receivables, net	3	566	(a)	331	—	900
Prepaid expenses, taxes and other current assets	1,312	70		89	(1,241)	230
Assets related to discontinued operations	—	—		—	—	—

Total current assets	1,535	3,090		1,491	(4,440)	1,676
Property and equipment, net	—	574		300	—	874
Intangible assets, net	112	2,413		404	—	2,929
Deferred income taxes	39	—		—	(39)	—
Intercompany balances	254	7		76	(337)	—
Goodwill	—	3,470		1,069	—	4,539
Investment in subsidiaries	8,620	2,101		—	(10,721)	—

Total Assets	$10,560	$11,655		$3,340	$(15,537)	$10,018

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$57	$—		$6	$—	$63
Intercompany balances	3,199	—		—	(3,199)	—
Accounts payable and other current liabilities	70	1,983		632	(1,241)	1,444
Liabilities related to discontinued operations	—	—		—	—	—

Total current liabilities	3,326	1,983		638	(4,440)	1,507
Long-term debt	6,343	2		254	—	6,599
Intercompany debt	83	—		254	(337)	—
Deferred and other income taxes	92	1,000		67	(39)	1,120
Other long-term liabilities	—	50		26	—	76

Total liabilities	9,844	3,035		1,239	(4,816)	9,302

Total stockholder’s equity	716	8,620		2,101	(10,721)	716

Total Liabilities and Stockholder’s Equity	$10,560	$11,655		$3,340	$(15,537)	$10,018

(a)	This balance is primarily comprised of a receivable from the Company’s Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $250 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.

	Supplemental Condensed Consolidating Schedule of Comprehensive Income
(in millions)	Year Ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$2,985	$1,832	$(380)	$4,437

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	109	2,103	1,470	(380)	3,302
Depreciation and amortization	—	193	85	—	278
Amortization of acquisition-related intangible assets	1	373	74	—	448
Goodwill impairment charges	—	205	—	—	205

Total costs and expenses	110	2,874	1,629	(380)	4,233

Operating income (loss)	(110)	111	203	—	204
Net interest income (expense)	(591)	(2)	(43)	—	(636)
Equity in earnings of unconsolidated subsidiaries (d)	(84)	(109)	—	193	—
Other income (expense)	(57)	3	3	—	(51)

Income (loss) from continuing operations before income taxes	(842)	3	163	193	(483)
Benefit from (provision for) income taxes	272	(117)	(86)	—	69

Income (loss) from continuing operations	(570)	(114)	77	193	(414)
Income (loss) from discontinued operations, net of tax	—	30	(186)	—	(156)

Net income (loss)	$(570)	$(84)	$(109)	$193	$(570)

Comprehensive income (loss)	$(478)	$(27)	$(47)	$74	$(478)

(d)	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for 2011 and 2010 have been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.

While these revisions have no impact on the previously reported Net Income or total cash flows from operations of the Parent Company or Guarantor Subsidiaries, they resulted in the following changes to previously reported amounts. For the Parent Company in 2010, Equity in earnings of unconsolidated subsidiaries changed from $72 million to $(84) million; Income (loss) from continuing operations changed from $(414) million to $(570) million; and Income (loss) from discontinued operations, net of tax changed from $(156) million to zero. For the Guarantor Subsidiaries in 2010, Equity in earnings of unconsolidated subsidiaries changed from $77 million to $(109) million; Income (loss) from continuing operations changed from $72 million to $(114) million; and Income (loss) from discontinued operations, net of tax changed from $(156) million to $30 million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Comprehensive Income or the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.

	Supplemental Condensed Consolidating Schedule of Comprehensive Income
(in millions)	Year Ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$2,986	$1,876	$(422)	$4,440

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	132	2,170	1,469	(422)	3,349
Depreciation and amortization	—	183	88	—	271
Amortization of acquisition-related intangible assets	1	348	86	—	435
Goodwill impairment charges	—	48	—	—	48

Total costs and expenses	133	2,749	1,643	(422)	4,103

Operating income (loss)	(133)	237	233	—	337
Net interest income (expense)	(489)	(1)	(31)	—	(521)
Equity in earnings of unconsolidated subsidiaries (d)	384	121	—	(505)	—
Other income (expense)	4	—	(7)	—	(3)

Income (loss) from continuing operations before income taxes	(234)	357	195	(505)	(187)
Benefit from (provision for) income taxes	220	(33)	(69)	—	118

Income (loss) from continuing operations	(14)	324	126	(505)	(69)
Income (loss) from discontinued operations, net of tax	(135)	60	(5)	—	(80)

Net income (loss)	$(149)	$384	$121	$(505)	$(149)

Comprehensive income (loss)	$(166)	$392	$128	$(520)	$(166)

(d)	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for 2011 and 2010 have been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.

While these revisions have no impact on the previously reported Net Income or total cash flows from operations of the Parent Company or Guarantor Subsidiaries, they resulted in the following changes to previously reported amounts. For the Parent Company in 2011, Equity in earnings of unconsolidated subsidiaries changed from $325 million to $384 million; Income (loss) from continuing operations has changed from $(73) million to $(14) million; and Income (loss) from discontinued operations, net of tax changed from $(76) million to $(135) million. For the Guarantor Subsidiaries in 2011, Equity in earnings of unconsolidated subsidiaries changed from $122 million to $121 million; Income (loss) from continuing operations changed from $325 million to $324 million; and Income (loss) from discontinued operations, net of tax changed from $59 million to $60 million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Comprehensive Income or the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.

	Supplemental Condensed Consolidating Schedule of Comprehensive Income
(in millions)	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$2,929	$1,704	$(370)	$4,263

Costs and expenses:
Cost of sales and administrative expenses (excluding depreciation)	80	2,094	1,328	(370)	3,132
Depreciation and amortization	—	193	94	—	287
Amortization of acquisition-related intangible assets	1	317	67	—	385
Goodwill impairment charges	—	385	—	—	385

Total costs and expenses	81	2,989	1,489	(370)	4,189

Operating income (loss)	(81)	(60)	215	—	74
Net interest income (expense)	(398)	(1)	(28)	—	(427)
Equity in earnings of unconsolidated subsidiaries	71	132	—	(203)	—
Other income (expense)	(82)	(1)	1	—	(82)

Income (loss) from continuing operations before income taxes	(490)	70	188	(203)	(435)
Benefit from (provision for) income taxes	199	(101)	(60)	—	38

Income (loss) from continuing operations	(291)	(31)	128	(203)	(397)
Income (loss) from discontinued operations, net of tax	225	102	4	—	331

Net income (loss)	$(66)	$71	$132	$(203)	$(66)

Comprehensive income (loss)	$(23)	$100	$157	$(257)	$(23)

	Supplemental Condensed Consolidating Schedule of Cash Flows
(in millions)	Year ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(570)	$(84)	$(109)	$193	$(570)
Income (loss) from discontinued operations	—	30	(186)	—	(156)

Income (loss) from continuing operations	(570)	(114)	77	193	(414)
Non cash adjustments	207	783	183	(193)	980
Changes in operating assets and liabilities	(317)	364	(12)	—	35

Cash flow from (used in) continuing operations	(680)	1,033	248	—	601
Cash flow from (used in) discontinued operations	—	112	8	—	120

Cash flow from (used in) operations	(680)	1,145	256	—	721
Investment activities:
Intercompany cash transactions	707	(737)	30	—	—
Cash paid for acquired businesses, net of cash acquired	—	(82)	—	—	(82)
Cash paid for property and equipment and software	(1)	(207)	(90)	—	(298)
Other investing activities	(2)	9	(3)	—	4

Cash provided by (used in) continuing operations	704	(1,017)	(63)	—	(376)
Cash provided by (used in) discontinued operations	253	(112)	(25)	—	116

Cash provided by (used in) investment activities	957	(1,129)	(88)	—	(260)
Financing activities:
Intercompany dividends of HE sale proceeds	—	—	—	—	—
Net repayments of long-term debt	(171)	(6)	(114)	—	(291)
Premium paid to retire debt	(41)	—	—	—	(41)
Other financing activities	(12)	—	—	—	(12)

Cash provided by (used in) continuing operations	(224)	(6)	(114)	—	(344)

Cash provided by (used in) financing activities	(224)	(6)	(114)	—	(344)
Effect of exchange rate changes on cash	—	—	(3)	—	(3)

Increase (decrease) in cash and cash equivalents	53	10	51	—	114
Beginning cash and cash equivalents	126	(9)	547	—	664

Ending cash and cash equivalents	$179	$1	$598	$—	$778

	Supplemental Condensed Consolidating Schedule of Cash Flows
(in millions)	Year ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(149)	$384	$121	$(505)	$(149)
Income (loss) from discontinued operations	(135)	60	(5)	—	(80)

Income (loss) from continuing operations	(14)	324	126	(505)	(69)
Non cash adjustments	(320)	336	155	505	676
Changes in operating assets and liabilities	(181)	151	29	—	(1)

Cash flow from (used in) continuing operations	(515)	811	310	—	606
Cash flow from (used in) discontinued operations	(1)	77	(4)	—	72

Cash flow from (used in) operations	(516)	888	306	—	678
Investment activities:
Intercompany cash transactions	822	(628)	(194)	—	—
Cash paid for acquired businesses, net of cash acquired	—	(14)	(21)	—	(35)
Cash paid for property and equipment and software	—	(189)	(87)	—	(276)
Other investing activities	(4)	1	(1)	—	(4)

Cash provided by (used in) continuing operations	818	(830)	(303)	—	(315)
Cash provided by (used in) discontinued operations	68	(74)	(5)	—	(11)

Cash provided by (used in) investment activities	886	(904)	(308)	—	(326)
Financing activities:
Intercompany dividends of HE sale proceeds	—	—	—	—	—
Net repayments of long-term debt	(5)	—	(233)	—	(238)
Premium paid to retire debt	—	—	—	—	—
Other financing activities	(15)	—	—	—	(15)

Cash provided by (used in) continuing operations	(20)	—	(233)	—	(253)

Cash provided by (used in) financing activities	(20)	—	(233)	—	(253)
Effect of exchange rate changes on cash	—	—	(4)	—	(4)

Increase (decrease) in cash and cash equivalents	350	(16)	(239)	—	95
Beginning cash and cash equivalents	179	1	598	—	778

Ending cash and cash equivalents	$529	$(15)	$359	$—	$873

	Supplemental Condensed Consolidating Schedule of Cash Flows
(in millions)	Year ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(66)	$71	$132	$(203)	$(66)
Income (loss) from discontinued operations	225	102	4	—	331

Income (loss) from continuing operations	(291)	(31)	128	(203)	(397)
Non cash adjustments	72	711	146	203	1,132
Changes in operating assets and liabilities	(257)	163	4	—	(90)

Cash flow from (used in) continuing operations	(476)	843	278	—	645
Cash flow from (used in) discontinued operations	(405)	4	—	—	(401)

Cash flow from (used in) operations	(881)	847	278	—	244
Investment activities:
Intercompany cash transactions(e)	2,658	(595)	(292)	(1,771)	—
Cash paid for acquired businesses, net of cash acquired	—	(31)	(9)	—	(40)
Cash paid for property and equipment and software	—	(180)	(80)	—	(260)
Other investing activities	(1)	—	4	—	3

Cash provided by (used in) continuing operations	2,657	(806)	(377)	(1,771)	(297)
Cash provided by (used in) discontinued operations	—	1,744	14	—	1,758

Cash provided by (used in) investment activities	2,657	938	(363)	(1,771)	1,461
Financing activities:
Intercompany dividends of HE sale proceeds	—	(1,771)	—	1,771	—
Net repayments of long-term debt	(1,277)	(2)	48	—	(1,231)
Dividends paid	(724)	—	—	—	(724)
Premium paid to retire debt	(48)	—	—	—	(48)
Other financing activities	(36)	—	—	—	(36)

Cash provided by (used in) continuing operations	(2,085)	(1,773)	48	1,771	(2,039)

Cash provided by (used in) financing activities	(2,085)	(1,773)	48	1,771	(2,039)
Effect of exchange rate changes on cash	—	—	7	—	7

Increase (decrease) in cash and cash equivalents	(309)	12	(30)	—	(327)
Beginning cash and cash equivalents	529	(15)	359	—	873

Ending cash and cash equivalents	$220	$(3)	$329	$—	$546

(e)	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital, including the cash dividend of $1.8 billion from Guarantor Subsidiaries to Parent in connection with the sale of our Higher Education business. Additionally, during 2012, the company settled $2.5 billion of inter-company balances through a series of non-cash dividend and return of capital transactions. These settlements reduced inter-company payable or receivable balances between Parent Company and Guarantor Subsidiaries, with a related increase or decrease in investment in subsidiary or equity accounts and, therefore, these transactions are not reflected in the Supplemental Condensed Consolidating Schedule of Cash Flows presented above.

SunGard Data Systems Inc.

Consolidated Balance Sheets

(In millions except share and per-share amounts)

(Unaudited)

	December 31, 2012	March 31, 2013
Assets
Current:
Cash and cash equivalents	$546	$537
Trade receivables, less allowance for doubtful accounts of $30 and $29	781	648
Earned but unbilled receivables	119	117
Prepaid expenses and other current assets	230	253

Total current assets	1,676	1,555
Property and equipment, less accumulated depreciation of $1,509 and $1,569	874	835
Software products, less accumulated amortization of $1,649 and $1,688	411	381
Customer base, less accumulated amortization of $1,481 and $1,526	1,367	1,305
Other intangible assets, less accumulated amortization of $27 and $12	132	138
Trade name	1,019	1,019
Goodwill	4,539	4,505

Total Assets	$10,018	$9,738

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$63	$441
Accounts payable	32	25
Accrued compensation and benefits	297	224
Accrued interest expense	41	84
Other accrued expenses	238	206
Deferred revenue	836	842

Total current liabilities	1,507	1,822
Long-term debt	6,599	6,121
Deferred and other income taxes	1,120	1,087
Other long-term liabilities	76	77

Total liabilities	9,302	9,107

Commitments and contingencies
Stockholder’s equity:
Common stock, par value $.01 per share; 100 shares authorized, issued and oustanding	—	—
Capital in excess of par value	3,490	3,496
Accumulated deficit	(2,771)	(2,818)
Accumulated other comprehensive income (loss)	(3)	(47)

Total stockholder’s equity	716	631

Total Liabilities and Stockholder’s Equity	$10,018	$9,738

The accompanying notes are an integral part of these consolidated financial statements.

SunGard Data Systems Inc.

Consolidated Statements of Comprehensive Income

(In millions)

(Unaudited)

	Three Months Ended March 31,
	2012	2013
Revenue:
Services	$974	$949
License and resale fees	31	33

Total products and services	1,005	982
Reimbursed expenses	19	13

Total revenue	1,024	995

Costs and expenses:
Cost of sales and direct operating (excluding depreciation)	453	437
Sales, marketing and administration	253	242
Product development and maintenance	94	100
Depreciation and amortization	71	73
Amortization of acquisition-related intangible assets	101	87

Total costs and expenses	972	939

Operating income (loss)	52	56
Interest expense and amortization of deferred financing fees	(122)	(108)
Loss on extinguishment of debt	(15)	(5)
Other income (expense)	2	1

Income (loss) from continuing operations before income taxes	(83)	(56)
Benefit from (provision for) income taxes	7	9

Income (loss) from continuing operations	(76)	(47)
Income (loss) from discontinued operations, net of tax	311	—

Net income (loss)	235	(47)

Other Comprehensive income (loss):
Foreign currency translation, net	33	(46)
Unrealized gain (loss) on derivative instruments, net of tax	3	2

Comprehensive income (loss)	$271	$(91)

The accompanying notes are an integral part of these consolidated financial statements.

SunGard Data Systems Inc.

Consolidated Statements of Cash Flows

(In millions)

(Unaudited)

	Three Months Ended March 31,
	2012	2013
Cash flow from operations:
Net income (loss)	$235	$(47)
Income (loss) from discontinued operations	311	—

Income (loss) from continuing operations	(76)	(47)
Reconciliation of income (loss) from continuing operations to cash flow from (used in) operations:
Depreciation and amortization	172	160
Deferred income tax provision (benefit)	34	(31)
Stock compensation expense	11	11
Amortization of deferred financing costs and debt discount	12	16
Loss on extinguishment of debt	15	5
Other noncash items	(2)	—
Accounts receivable and other current assets	82	102
Accounts payable and accrued expenses	(179)	(58)
Deferred revenue	1	21

Cash flow from (used in) continuing operations	70	179
Cash flow from (used in) discontinued operations	5	—

Cash flow from (used in) operations	75	179

Investment activities:
Cash paid for acquired businesses, net of cash acquired	(6)	(1)
Cash paid for property and equipment and software	(60)	(46)
Other investing activities	3	1

Cash provided by (used in) continuing operations	(63)	(46)
Cash provided by (used in) discontinued operations	1,740	—

Cash used in investment activities	1,677	(46)

Financing activities:
Cash received from borrowings, net of fees	(19)	2,174
Cash used to repay debt	(1,225)	(2,302)
Other financing activities	(10)	(6)

Cash provided by (used in) continuing operations	(1,254)	(134)
Cash provided by (used in) discontinued operations	—	—

Cash provided by (used in) financing activities	(1,254)	(134)

Effect of exchange rate changes on cash	7	(8)

Increase (decrease) in cash and cash equivalents	505	(9)
Beginning cash and cash equivalents includes cash of discontinued operations: 2012, $6; 2013, $-	873	546

Ending cash and cash equivalents includes cash of discontinued operations: 2012, $-; 2013, $-	$1,378	$537

Supplemental information:
Interest paid	$101	$49

Income taxes paid, net of refunds of $3 million and $1 million, respectively	$19	$29